SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reportable Segment (Details) - segment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Number of reportable segments	2	2